Consolidated Balance Sheets - USD ($)		Mar. 31, 2022	Mar. 31, 2021
Assets
Cash and cash equivalents		$ 6,199,213	$ 4,858,052
Restricted cash		1,757,546	1,977,424
Receivables from broker-dealers and clearing organizations		2,360,157	2,571,080
Receivables from customers		1,230,542	137,912
Securities owned, at fair value		1,288,747	481,897
Fixed assets, net		421,285	18,241
Intangible asset, net		63,837	64,312
Right of use assets		242,665
Income tax recoverable		20,292
Other assets		296,532	155,645
Total assets		13,880,816	10,264,563
Liabilities and shareholders’ equity
Payable to customers		3,210,113	3,262,724
Payable to customers – related parties		99,423
Income tax payable			129,324
Accrued expenses and other liabilities		131,317	118,328
Lease liabilities		244,861
Total liabilities		3,685,714	3,510,376
Commitments and contingencies
Shareholders’ Equity
Ordinary share (par value $0.001per share, 150,000,000 shares authorized; 30,000,000 shares issued and outstanding at March 31, 2022 and 2021)	[1]	30,000	30,000
Additional paid-in capital		2,934,595	2,934,595
Retained earnings		7,264,531	3,773,226
Accumulated other comprehensive (loss) income		(34,024)	16,366
Total shareholders’ equity		10,195,102	6,754,187
Total liabilities and shareholders’ equity		$ 13,880,816	$ 10,264,563

[1]	Retrospectively restated for effect of share reorganization (see Note 7).